Preferred Stock (Details) - Schedule of Balance - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Balance [Line Items]
Total	$ 25,114,751	$ 25,114,751
Zoomcar India Preferred stock [Member]
Schedule of Balance [Line Items]
Total	$ 25,114,751	$ 25,114,751